27. SHAREHOLDERS' EQUITY (Details 1) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shareholders Equity Details 1
Shares at the beginning of the period	799,005,245	809,972,245	867,284,349
Purchase of treasury shares			59,247,400
Sale of treasury shares	(12,134,300)	12,134,300	1,935,296
Shares at the end of the period	811,139,545	799,005,245	809,972,245